Trade and other receivables - Schedule of Movements in Loss Allowance (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of The Movements In The Loss Allowance [Line Items]
Opening balance loss allowance at the beginning of the year	€ (148,879)
Closing balance loss allowance at the end of the year	(281,783)	€ (148,879)
Accumulated amortization and impairment
Schedule of The Movements In The Loss Allowance [Line Items]
Opening balance loss allowance at the beginning of the year	0
Closing balance loss allowance at the end of the year	1,121	0
Trade receivables | Accumulated amortization and impairment
Schedule of The Movements In The Loss Allowance [Line Items]
Opening balance loss allowance at the beginning of the year	0	0
Additions to loss allowance	1,135	0
Receivables written off during the year as uncollectible	(14)	0
Unused amount reversed during the year	0	0
Closing balance loss allowance at the end of the year	€ 1,121	€ 0